Loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss from operations is stated after charging/(crediting):
Changes in inventories of finished goods and work in progress	£ 202	£ 256	£ 62
Write down of inventory to net realisable value	151	287
Depreciation of property, plant and equipment	983	772	501
Amortisation of intangible assets - product and marketing rights	1,577	3,583	236
Impairment of intangible assets	1,500	11,413
Operating lease expense:
Property	277	385	246
Plant and machinery		194	86
Foreign exchange(gain)/ loss	(39)	31	(23)
Acquisition costs			2,991
Loss on disposal of property, plant and equipment	27
Gain on bargain purchase			(165)
Share based payment	£ 520	£ 203	£ 170